Description of Business	9 Months Ended
Sep. 30, 2018
Community Specialty Pharmacy, LLC [Member]
Description of Business

Note 1 – Description of Business

Community Specialty Pharmacy, LLC, a Florida limited liability company, (“CSP”, “we”, “our”, the “Company”) is an accredited pharmacy located in St. Petersburg, Florida. CSP is an independent retail specialty pharmacy with a focus on specialty medications, has been proudly serving the local, and state community since 2010, with innovative pharmacy model which offer home delivery services to any patient thereby providing convenience.